Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Assumptions Used to Determine the Fair Value of Stock Options Under Binomial Option Pricing Model

In determining the fair value of the stock options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2020, 2021 and 2022 were as follows:

For the years ended December 31,
	2020	2021	2022
Expected volatility	47.28%~48.09%	48.47%~48.70%	47.80%~48.20%
Risk-free interest rate (per annum)	0.66%~0.92%	1.35%~1.62%	1.51%~2.94%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	RMB36.02~RMB47.16	RMB40.61~RMB109.73	RMB19.43~RMB62.05
Fair value of share option	RMB35.37~RMB46.53	RMB39.98~RMB109.10	RMB18.39~RMB61.01

Summary of Share Option Activities

The following table summarized the Group’s share option activities under the Option Plans for the year ended December 31, 2022:

	Number of options	Weighted average exercise price per share	Weighted average grant date fair value per share	Weighted average remaining contractual life	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding as of December 31, 2021	17,942,271	0.63	31.78	7.04	676,115
Granted	3,559,433	0.65	22.46
Forfeited	(569,963)	0.63	47.32
Exercised	(3,971,624)	0.60	34.23		135,949
Outstanding as of December 31, 2022	16,960,117	0.64	28.73	6.66	305,280
Vested and expect to vest at December 31, 2022	16,960,117	0.64	28.73
Exercisable at December 31, 2022	10,031,941	0.64	24.33	5.94	180,574

Summary of Restricted Stock Option Activities

A summary of the RSUs activities for the year ended December 31, 2022 is as follows:

	Number of restricted shares	Weighted average grant-date fair value	Weighted average remaining contractual life
		RMB	Years
Outstanding as of December 31, 2021	16,500	95.46	2.46
Granted	172,333	22.98	—
Vested	(138,833)	27.70	—
Outstanding as of December 31, 2022	50,000	33.81	2.17

Schedule of Share Based Compensation Expense

The Group recorded share-based compensation expense of nil, RMB 454,552 and RMB 174,236 for the years ended December 31, 2020, 2021 and 2022, respectively, which were classified in the consolidated statements of operations as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Fulfillment expenses	—	59,583	44,408
Selling and marketing expenses	—	38,463	36,104
General and administrative expenses	—	316,911	71,696
Technology and content expenses	—	36,595	22,028